Equity Method Investments (Tables)	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 14, 2021	Dec. 31, 2021
Equity Method Investments (Tables) [Line Items]
Schedule of equity method investments
(in thousands)	June 30, 2022	December 31, 2021
Assets	$225,978	$203,864
Liabilities	51,873	15,477
Net assets	$174,105	$188,387
Company’s share of equity in net assets	$87,052	$94,194
(in thousands)	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022
Total revenues	$26,797	$52,025
Net income	$10,419	$18,436
Company’s share of net income	$5,209	$9,218

(in thousands)	December 31, 2021
Assets	$203,864
Liabilities	15,477
Net assets	$188,387
Company’s share of equity in net assets	$94,194
(in thousands)	Year Ended December 31, 2021
Total revenues	$34,958
Net income	$16,433
Company’s share of net income	$8,217

Aria Energy LLC [Member]
Equity Method Investments (Tables) [Line Items]
Schedule of equity method investments
(in thousands)	June 30, 2021
Assets	$186,521
Liabilities	14,862
Net assets	$171,659
Aria’s share of equity in net assets	$85,299

(in thousands)	December 31, 2020
Assets	$171,288
Liabilities	13,570
Net assets	$157,718
Aria’s share of equity in net assets	77,993

Schedule of information on the equity method investments income
(in thousands)	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Revenue	$29,303	$52,902
Net income	$13,907	$25,275
Aria’s share of net income	$7,469	$13,325

(in thousands)	January 1 to September 14, 2021	Year Ended December 31, 2020
Revenue	$78,125	$60,459
Net income	$38,512	$18,801
Aria’s share of net income	$19,777	$9,298